Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 CNY (¥)	[1]
Disclosure of subsidiaries [line items]
Registered capital	¥ 12,267,000,000			¥ 12,267,000,000
China Southern Airlines Henan Airlines Company Limited [Member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 6,000,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 8,000,000,000
Proportion of ownership interest held by the Company	55.00%
Principal activity	Airline transportation
Chongqing Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 1,200,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Shantou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 280,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Zhuhai Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 250,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Guizhou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 1,220,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Guangzhou Nanland Air Catering Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 240,000,000
Proportion of ownership interest held by the Company	70.50%
Principal activity	Air catering
Guangzhou Baiyun International Logistic Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 50,000,000
Proportion of ownership interest held by the Company	61.00%
Principal activity	Logistics operations
Beijing Southern Airlines Ground Services Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 18,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Airport ground services
Nan Lung International Freight Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	Hong Kong
Registered capital | $		$ 3,270,000
Proportion of ownership interest held by the Company	51.00%
Principal activity	Freight services
Southern Airlines General Aviation Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 1,000,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	General aviation
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 15,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 469,848,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 600,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Airline transportation
Flying College [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	Australia
Registered capital | $			$ 39,651,627
Proportion of ownership interest held by the Company	84.30%
Principal activity	Pilot training services
Southern Airlines Freight and Logistics Guangzhou Co Ltd [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 1,000,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Logistics operations
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 31,520,545
Proportion of ownership interest held by the Company	100.00%
Principal activity	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 5,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Hotel management services

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).